CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details 1) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Dec. 31, 2011
Proceeds from implementation of the Plan:
Release of restricted cash	0.7	3.7
Payment of issuance costs related to new debt	0	9.3
Cash and cash equivalents	16.6	12.2		25.1
Plan Of Arrangement Adjustments [Member]
Proceeds from implementation of the Plan:
Release of restricted cash		(6.1)	[1]
Borrowing under the ABL Facility		64
Issuance of Floating Rate Notes Payments related to implementation of the Plan		33.4
Repayment of DIP Credit Facility, including exit fee of $6.9 million		(104.5)
Payment of issuance costs related to new debt		(9.3)
Other		(0.2)
Cash and cash equivalents		(10.5)	[1]

[1]	Please refer "Credit Or Protection Proceedings Related Disclosures (Details 1)"